Description of Business - Related Parties - Navios Europe II (Table) (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Feb. 18, 2015
Navios Europe II
Related Party Transaction [Line Items]
Number of vessels	14
Navios Europe II
Related Party Transaction [Line Items]
Percentage of ownership	47.50%	47.50%
Navios Europe II | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held		50.00%
Navios Europe II | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held		50.00%
Navios Europe II | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership			5.00%
Percentage of voting stock held		0.00%
Dry bulkers vessels | Navios Europe II
Related Party Transaction [Line Items]
Number of vessels		7
Container vessels | Navios Europe II
Related Party Transaction [Line Items]
Number of vessels		7